Financial Risk Management - Summary of Remaining Contractual Maturity of Financial Assets and Liabilities Excluding Derivatives Cash Flow Hedging (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	₩ 2,717,732	₩ 2,953,472
Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	8,002,499	7,966,963
Derivatives held for trading
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	11,409,695	5,966,512
Derivatives held for hedging
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	166,414	131,820
Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	444,476,135	416,323,123
Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		69,489,352	70,963,105
Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		81,010,058	73,928,699
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		1,044,221	644,060
Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		24,073,125	28,458,862
Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		642,389,231	607,336,616
Commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	212,695,995	203,906,179
Acceptances And Guarantees Contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		16,250,243	13,763,222
Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	6,674,740	7,828,205
Off-balance sheet items
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		235,620,978	225,497,606
On demand | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	2,717,732	2,953,472
On demand | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	8,002,499	7,966,963
On demand | Derivatives held for trading
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	11,409,695	5,966,512
On demand | Derivatives held for hedging
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	7,856
On demand | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	181,232,114	175,103,423
On demand | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		10,613,810	10,729,326
On demand | Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		1,113	10,077
On demand | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		196	243
On demand | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		108,979	875,267
On demand | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		214,086,138	203,613,139
On demand | Commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	212,695,995	203,906,179
On demand | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		16,250,243	13,763,222
On demand | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	6,674,740	7,828,205
On demand | Off-balance sheet items
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		235,620,978	225,497,606
Up to 1 month | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Up to 1 month | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Up to 1 month | Derivatives held for trading
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Up to 1 month | Derivatives held for hedging
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	7,538	11,887
Up to 1 month | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	41,663,882	35,688,530
Up to 1 month | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		17,508,577	18,654,410
Up to 1 month | Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		4,138,143	3,843,626
Up to 1 month | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		30,683	27,478
Up to 1 month | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		22,138,250	25,693,343
Up to 1 month | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		85,487,073	83,919,274
Up to 1 month | Commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
Up to 1 month | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Up to 1 month | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
Up to 1 month | Off-balance sheet items
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1-3 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-3 months | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-3 months | Derivatives held for trading
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-3 months | Derivatives held for hedging
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	12,221	16,968
1-3 months | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	57,643,486	55,092,937
1-3 months | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		7,562,405	6,594,666
1-3 months | Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		6,683,638	5,556,957
1-3 months | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		56,903	43,005
1-3 months | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		147,660	166,001
1-3 months | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		72,106,313	67,470,534
1-3 months | Commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
1-3 months | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1-3 months | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
1-3 months | Off-balance sheet items
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
3-12 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
3-12 months | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
3-12 months | Derivatives held for trading
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
3-12 months | Derivatives held for hedging
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	85,101	48,476
3-12 months | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	137,677,588	131,347,718
3-12 months | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		22,180,471	21,356,372
3-12 months | Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		21,458,905	21,137,247
3-12 months | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		227,390	172,528
3-12 months | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		331,842	331,289
3-12 months | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		181,961,297	174,393,630
3-12 months | Commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
3-12 months | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
3-12 months | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
3-12 months | Off-balance sheet items
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1-5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-5 years | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-5 years | Derivatives held for trading
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-5 years | Derivatives held for hedging
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	64,760	50,888
1-5 years | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	24,822,029	17,325,661
1-5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		10,360,622	12,432,385
1-5 years | Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		42,772,744	37,653,013
1-5 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		606,547	366,002
1-5 years | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		1,174,845	1,128,101
1-5 years | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		79,801,547	68,956,050
1-5 years | Commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
1-5 years | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1-5 years | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
1-5 years | Off-balance sheet items
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Over 5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Over 5 years | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Over 5 years | Derivatives held for trading
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Over 5 years | Derivatives held for hedging
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	(3,206)	(4,255)
Over 5 years | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	1,437,036	1,764,854
Over 5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		1,263,467	1,195,946
Over 5 years | Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		5,955,515	5,727,779
Over 5 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		122,502	34,804
Over 5 years | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		171,549	264,861
Over 5 years | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		8,946,863	8,983,989
Over 5 years | Commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
Over 5 years | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Over 5 years | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
Over 5 years | Off-balance sheet items
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		₩ 0	₩ 0

[1]	Financial liabilities measured or designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are included in the ‘On demand’ category.
[2]	Cash flows of derivatives held for hedging are shown at net amount of cash inflows and outflows by remaining contractual maturity.
[3]	Deposits that are contractually repayable on demand or on short notice are included in the ‘On demand’ category.
[4]	Commitments are included in the ‘On demand’ category because payments can be requested at any time.
[5]	Cash flows under financial guarantee contracts are classified based on the earliest period that the contract can be executed.